Investments in Securities - Schedule of Marketable Securities at Cost and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 65,597	$ 71,299
Gross Unrealized Gains	295	335
Gross Unrealized Losses	(351)	(404)
Fair Value	65,541	71,230
U.S. treasury bills
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	55,009	60,801
Gross Unrealized Gains	190	131
Gross Unrealized Losses	0	0
Fair Value	55,199	60,932
Municipal bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	9,631	9,543
Gross Unrealized Gains	38	148
Gross Unrealized Losses	(351)	(404)
Fair Value	9,318	9,287
Corporate/government bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	479	477
Gross Unrealized Gains	33	29
Gross Unrealized Losses	0	0
Fair Value	512	506
Other bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	478	478
Gross Unrealized Gains	34	27
Gross Unrealized Losses	0	0
Fair Value	$ 512	$ 505